Pension and Other Postretirement Benefit Plans - Summary of Amounts Recognized In Accumulated Other Comprehensive Income (Loss), Net of Deferred Taxes (Detail) (USD $)
In Thousands, unless otherwise specified
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net actuarial gain (loss)		$ (79,909)	$ (111,108)
Prior service credit		16,147	24,950
Accumulated other comprehensive income (loss)	(62,156)	(63,762)	(86,158)
Pension Benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net actuarial gain (loss)		(79,959)	(113,697)
Prior service credit		16,092	17,009
Accumulated other comprehensive income (loss)		(63,867)	(96,688)
Other Benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net actuarial gain (loss)		50	2,589
Prior service credit		55	7,941
Accumulated other comprehensive income (loss)		$ 105	$ 10,530